CURRENT/NON-CURRENT DISTINCTION	12 Months Ended
Dec. 31, 2024
CURRENT/NON-CURRENT DISTINCTION
CURRENT/NON-CURRENT DISTINCTION

29.    CURRENT/NON-CURRENT DISTINCTION

Grupo Supervielle has adopted the presentation of all assets and liabilities in order of liquidity due to this presentation provides information that is reliable and more relevant.

The amounts expected to recover or cancel assets and liabilities as of December 31, 2024 and 2023 are set out below, considering:

a) those expected to be recovered or canceled within the following twelve months after the reporting year, and

b) those expected to be recovered or canceled after twelve months after that date.

	12/31/2024			12/31/2023
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	652,975,869	—	652,975,869	498,892,707	—	498,892,707
Cash	151,871,913	—	151,871,913	248,262,689	—	248,262,689
Argentine Central Bank	479,050,091	—	479,050,091	225,679,189	—	225,679,189
Other local financial institutions	20,447,713	—	20,447,713	22,303,346	—	22,303,346
Others	1,606,152	—	1,606,152	2,647,483	—	2,647,483
Debt Securities at fair value through profit or loss	263,332,202	—	263,332,202	101,076,778	—	101,076,778
Derivatives	4,627,810	—	4,627,810	8,264,332	—	8,264,332
Reverse Repo transactions	—	—	—	1,645,657,441	—	1,645,657,441
Other financial assets	28,633,163	—	28,633,163	101,259,616	—	101,259,616
Loans and other financing	1,529,700,232	640,377,932	2,170,078,164	880,961,993	169,649,699	1,050,611,692
To the non-financial public sector	3,044,334	187,500	3,231,834	3,994,565	513,393	4,507,958
To the financial sector	16,278,750	4,092,126	20,370,876	7,111,568	1,613,232	8,724,800
To the Non-Financial Private Sector and Foreign residents	1,510,377,148	636,098,306	2,146,475,454	869,855,860	167,523,074	1,037,378,934
Other debt securities	323,418,830	489,476,913	812,895,743	291,284,184	255,695,674	546,979,858
Pledged as collateral	175,351,966	—	175,351,966	101,004,445	—	101,004,445
Current income tax assets	—	—	—	—	—	—
Inventories	—	—	—	—	—	—
Investments in equity instruments	8,018	702,712	710,730	—	796,982	796,982
Property, plant and equipment	—	101,936,609	101,936,609	—	111,389,656	111,389,656
Investment Property	—	78,633,619	78,633,619	—	99,293,821	99,293,821
Intangible assets	—	166,012,077	166,012,077	—	147,282,372	147,282,372
Deferred income tax assets	336,960	14,775,757	15,112,717	4,799,212	23,423,170	28,222,382
Other non-financial assets	17,912,752	17,629,463	35,542,215	4,553,205	36,307,589	40,860,794
TOTAL ASSETS	2,996,297,802	1,509,545,082	4,505,842,884	3,637,753,913	843,838,963	4,481,592,876

	12/31/2024			12/31/2023
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	3,173,461,243	—	3,173,461,243	2,721,389,833	651,612,089	3,373,001,922
Non-financial public sector	144,705,833	—	144,705,833	219,392,129	—	219,392,129
Financial sector	185,277	—	185,277	1,037,729	—	1,037,729
Non-financial private sector and foreign residents	3,028,570,133	—	3,028,570,133	2,500,959,975	651,612,089	3,152,572,064
Liabilities at fair value through profit or loss	—	—	—	1,323,792	—	1,323,792
Derivatives	1,734,047	—	1,734,047	—	—	—
Repo Transactions	33,962,592	—	33,962,592	2,047,701	—	2,047,701
Other financial liabilities	164,540,046	1,645,110	166,185,156	156,057,662	2,341,266	158,398,928
Financing received from the Argentine Central Bank and other financial institutions	34,617,311	4,680,557	39,297,868	2,727,226	3,134,903	5,862,129
Unsubordinated negotiable Obligations	51,157,866	—	51,157,866	—	—	—
Current income tax liability	5,230,697	—	5,230,697	1,605,312	—	1,605,312
Provisions	109,131	40,493,718	40,602,849	52,241	32,389,459	32,441,700
Deferred income tax liability	(6,572,966)	9,740,641	3,167,675	3,516,680	—	3,516,680
Other non-financial liabilities	192,243,877	—	192,243,877	159,403,624	—	159,403,624
TOTAL LIABILITIES	3,650,483,844	56,560,026	3,707,043,870	3,048,124,071	689,477,717	3,737,601,788